Other Operating Expenses - Summary of Other Operating Expenses (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Disclosure of analysis of income and expense [Line Items]
Impairment losses for doubtful debts and write-down of inventories	¥ 3,955	$ 608	¥ 4,173	¥ 4,054
Other operating expenses	57,166		54,585	52,927
Other operating expenses [Member]
Disclosure of analysis of income and expense [Line Items]
Impairment losses for doubtful debts and write-down of inventories	3,955		4,173	4,054
Commission and other service expenses	22,658		23,826	21,327
Advertising and promotion expenses	3,894		3,188	3,325
Internet access terminal maintenance expenses	3,547		3,857	3,792
Customer retention costs	3,987		3,775	3,521
Auditors' remuneration	74		69	64
Property management fee	2,169		2,150	2,238
Office and administrative expenses	1,919		1,972	2,102
Transportation expense	1,642		1,676	1,790
Miscellaneous taxes and fees	1,251		1,375	964
Service technical support expenses	4,355		4,641	3,628
Repairs and maintenance expenses	824		852	852
Loss on disposal of property, plant and equipment	3,489		355	1,995
Others	¥ 3,402		¥ 2,676	¥ 3,275